Related Party (Tables)	6 Months Ended
Jun. 30, 2023
Related party [Abstract]
Schedule of Related Parties had Transactions	The related parties had transactions for the six months ended June 30, 2023 and for the year ended December 31, 2022 consist of the following:
Name of the related parties	Nature of relationship
Brera Calcio AS	Shareholder of the Company being the president of this entity
Alessandro Aleotti	Shareholder
Leonardo Aleotti	Shareholder
Marco Sala	Shareholder
Max Srl	Shareholder
Stefano Locatelli	Shareholder
Rocca Christian	Shareholder
Scalpelli Sergio Carlo	Shareholder
Adrio Maria de Carolis	Shareholder
Goran Pandev	Shareholder

Schedule of Other Receivables Related Parties
	June 30, 2023	December 31, 2022
	EUR	EUR
Other receivables – related parties
Alessandro Aleotti	-	333
Marco Sala	-	333
Sergio Carlo Scalpelli	-	333
Christian Rocca	-	334
Stefano Locatelli	-	-
Brera Calcio AS	-	3,076

Deposits and prepayments – related parties
Max Srl	-	38,856
Stefano Locatelli	-	35,868
Sergio Carlo Scalpelli	-	22,020

Trade payables – related parties
Max Srl	-	19,666
Stefano Locatelli	-	9,867
Sergio Carlo Scalpelli	-	4,146
Francesca Duva	-	3,090

Loan from a shareholder
Sergio Carlo Scalpelli	-	-